Intangible Assets (Details) - Schedule of Intangible Asset - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Asset [Abstract]
License, Useful life	20 years
License	$ 247,400
Less: accumulated amortization
Total	$ 247,400